Income and Expenses (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Miscellaneous income			₩ 191,076	₩ 30,359
Gains on disposal of property and equipment				5,616
Reversal of allowance for doubtful accounts				489,720
Total	₩ 290,384	₩ 685	₩ 191,076	₩ 525,695